Offsets	Dec. 16, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nukkleus Inc.
Form or Filing Type	S-1
File Number	333-284880
Initial Filing Date	Feb. 12, 2025
Fee Offset Claimed	$ 14,545.36
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 95,005,589.25
Termination / Withdrawal Statement	The Registrant paid a registration fee of $14,545.36 in connection with the registration of $95,005,589.25 of shares of Common Stock pursuant to the Registration Statement on Form S-1 (File No. 333-284880) (the “Prior Registration Statement”). The Prior Registration Statement was not declared effective by the Securities and Exchange Commission, and no securities were issued or sold thereunder. The Prior Registration Statement was withdrawn by filing a Form RW on September 15, 2025. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $14,545.36, representing the fee paid in connection with the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nukkleus Inc.
Form or Filing Type	S-1
File Number	333-284880
Filing Date	Feb. 12, 2025
Fee Paid with Fee Offset Source	$ 14,545.36
Termination / Withdrawal Statement	The Registrant paid a registration fee of $14,545.36 in connection with the registration of $95,005,589.25 of shares of Common Stock pursuant to the Registration Statement on Form S-1 (File No. 333-284880) (the “Prior Registration Statement”). The Prior Registration Statement was not declared effective by the Securities and Exchange Commission, and no securities were issued or sold thereunder. The Prior Registration Statement was withdrawn by filing a Form RW on September 15, 2025. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $14,545.36, representing the fee paid in connection with the Prior Registration Statement.